Financial Assets and Financial Liabilities - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	$ 9,340,993	$ 10,856,793	$ 5,122,495
Trade and other payables, Non- current			169,202
Trade and other payables, Total	9,340,993	8,853,603	5,291,697
Trade payables [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	6,347,397	6,434,524	2,956,528
Trade and other payables, Non- current
Trade and other payables, Total	6,347,397	6,434,524	2,956,528
Amounts due to employees [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current		490,335	252,487
Trade and other payables, Non- current			169,202
Trade and other payables, Total		490,335	421,689
Accrued expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	2,750,662	1,680,442	1,568,189
Trade and other payables, Non- current
Trade and other payables, Total	2,750,662	1,680,442	1,568,189
Other payables [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	242,934	248,302	345,291
Trade and other payables, Non- current
Trade and other payables, Total	242,934	248,302	345,291
R&D advance [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current		2,003,190
Trade and other payables, Non- current
Trade and other payables, Total